General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of major classes of general and administrative expenses

The following table shows the major classes of general and administrative expenses for fiscal years ended December 31, 2018 and 2017:

	Fiscal years
	2018	2017
Legal costs	$896,489	$249,275
Professional fees	282,153	117,840
Rent	72,368	102,826
Payroll expenses	823,966	699,311
Other general and administrative expenses	273,385	301,815

Total general and administrative expenses	$2,348,361	$1,471,067